SUPPLEMENT TO THE PROSPECTUSES
                                       OF

                             Evergreen Tax Free Fund
                       Evergreen High Grade Tax Free Fund
                       Evergreen California Tax Free Fund
                      Evergreen Massachusetts Tax Free Fund
                        Evergreen Missouri Tax Free Fund
                    Evergreen New Jersey Tax Free Income Fund
                        Evergreen New York Tax Free Fund
                      Evergreen Pennsylvania Tax Free Fund

                              (each a "Fund")

     Effective January 5, 1999, the investment policy of each Fund has been changed with respect to municipal bonds subject to the federal Alternative Minimum Tax ("AMT"). Formerly, each Fund could not invest more than 20% of its assets in municipal bonds subject to AMT. Currently, each Fund may invest up to 100% of its assets in such bonds. In connection with this policy change, the name of each Fund has been changed as follows:


-----------------------------------------------------  -----------------------------------------------------
                      Old Name                                                New Name
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Evergreen Tax Free Fund                                Evergreen Municipal Bond Fund
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Evergreen High Grade Tax Free Fund                     Evergreen High Grade Municipal Bond Fund
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Evergreen California Tax Free Fund                     Evergreen California Municipal Bond Fund
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Evergreen Massachusetts Tax Free Fund                  Evergreen Massachusetts Municipal Bond Fund
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Evergreen Missouri Tax Free Fund                       Evergreen Missouri Municipal Bond Fund
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Evergreen New Jersey Tax Free Income Fund              Evergreen New Jersey Municipal Bond Fund
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Evergreen New York Tax Free Fund                       Evergreen New York Municipal Bond Fund
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Evergreen Pennsylvania Tax Free Fund                   Evergreen Pennsylvania Municipal Bond Fund
------------------------------------------------------ -----------------------------------------------------





January 5, 1999                                                          547181